Share-Based Compensation - RSUs movement (Details) - RSUs $ in Thousands		6 Months Ended	12 Months Ended
	Apr. 01, 2020 EquityInstruments	Jun. 30, 2020 USD ($) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the period | EquityInstruments		367,162
Granted during the period | EquityInstruments	496,742	496,742
Vested during the period | EquityInstruments		(200,863)
Forfeited during the period | EquityInstruments		(1,059)
Outstanding at end of the period | EquityInstruments		661,982	367,162
Weighted average contractual life
Weighted average contractual life		2 years 4 months 10 days	1 year 1 month 28 days
Aggregate fair value
Outstanding at the beginning of the period | $		$ 5,988
Granted during the period | $		1,744
Vested during the period | $		(3,217)
Forfeited during the period | $		(17)
Outstanding at the end of the period | $		$ 4,498	$ 5,988